Note 14 - Investment in Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
Subsidiary undertakings	Percentage of ordinary shares held	Registered address
VivoPower International Services Limited	100%	3rd Floor 37 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower International Holdings Limited	100%	91 Wimpole Street, London, UK, W1G 0EF
VivoPower USA, LLC	100%
VivoRex, LLC	100%
VivoPower US-NC-31, LLC	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-47, LLC	100%
VivoPower (USA) Development, LLC	100%
VivoPower Pty Limited	100%
VivoPower WA Pty Limited	100%
VVP Project 1 Pty Limited	100%
VVP Project 2 Pty Limited	100%
Amaroo Solar Tco Pty Limited	100%
Amaroo Solar Hco Pty Limited	100%
Amaroo Solar Fco Pty Limited	100%
Amaroo Solar Pty Limited	100%
SC Tco Pty Limited	100%
SC Hco Pty Limited	100%	153 Walker St, North Sydney NSW, Australia 2060
SC Fco Pty Limited	100%
SC Oco Pty Limited	100%
ACN 613885224 Pty Limited	100%
Juice Capital Fund 1 Pty Limited	100%
Aevitas O Holdings Pty Limited	100%
Aevitas Group Limited	99.9%
Aevitas Holdings Pty Limited	100%
Electrical Engineering Group Pty Limited	100%
JA Martin Electrical Limited	100%
Kenshaw Electrical Pty Limited	100%
VivoPower Singapore Pte Limited	100%	36, UOB Plaza 1, 80 Raffles Pl, Singapore 048624
V.V.P. Holdings Inc.	40%	Unit 10A, Net Lima Building, 5th Avenue cor. 26th
VivoPower Philippines Inc.	64%	Street, E-Square Zone, Crescent Park West,
VivoPower RE Solutions Inc.	64%	Bonifacio Global City, Taguig, Metro Manila
Innovative Solar Ventures I, LLC	50%	251 Little Falls Drive, Wilmington, DE, USA 19808